Income Taxes - Reconciliation of Income Taxes (FY) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(34.00%)	(34.00%)
Change in rate	165.00%	0.00%
Valuation allowance	(360.00%)	81.00%
Deferred tax true-ups	227.00%	(5.00%)
Revaluation of warrants	2.00%	(34.00%)
Permanent differences	1.00%	(4.00%)
Tax credits	(1.00%)	(4.00%)
Income tax expense	0.00%	0.00%